Organization and business overview (Details Narrative) $ / shares in Units, $ in Millions				12 Months Ended
	Jul. 30, 2024 $ / shares shares	Jul. 07, 2024 $ / shares shares	Jul. 04, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Jul. 30, 2024 $ / shares	Jul. 07, 2024 $ / shares	Jul. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares	Oct. 04, 2023	May 12, 2023 $ / shares
Property, Plant and Equipment [Line Items]
Ordinary shares, par value				$ 0.001				$ 0.001		$ 0.001
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares, par value										$ 0.001
IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares | shares		2,750,000
Ordinary shares, par value		$ 0.001	$ 0.001
Share price per share						$ 4.75	$ 4.75
IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares | shares			2,750,000
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares | shares	409,000
Ordinary shares, par value	$ 0.001
Share price per share					$ 4.75
Price per share					$ 4.75
MSC Consulting (S) Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				100.00%					100.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual sales turnover | $				$ 100